Inventories	12 Months Ended
Dec. 31, 2010
Inventories

6. Inventories

The components of inventories are summarized as follows:

	September 30, 2011	December 31, 2010
Raw materials and containers	$58,019	$56,412
Finished goods	232,963	206,835

Total inventories	$290,982	$263,247

Inventories are stated in the consolidated balance sheets net of allowance for excess and obsolete inventory of $ 20,692 and $ 21,806 on September 30, 2011 and December 31, 2010, respectively.